MEMBERS' EQUITY (Details) $ in Thousands		12 Months Ended
	May 11, 2015 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2005 shares
EBITDA target period			3 years
Recapitalization amount | $			$ 54,000
Class B common stock
Stock issued ( In percentage)	60
Number of shares owned by majority owners	66,000
Cash consideration from repurchase of equity | $		$ 54,000
Class B common stock | LLR Equity Partners IV, L.P
Issuance of Class B common stock to Sponsors (in shares)	66,000
Stock issued ( In percentage)	55.2
Class A common stock
Issuance of Class B common stock to Sponsors (in shares)	44,000
Stock issued ( In percentage)	40
Class C
Additional Units Issued	12,222			12,222